Document And Entity Information	Jun. 09, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2020
Entity File Number	1-12235
Entity Registrant Name	TRIUMPH GROUP, INC.
Entity Central Index Key	0001021162
Entity Tax Identification Number	51-0347963
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	899 Cassatt Road
Entity Address, Address Line Two	Suite 210,
Entity Address, City or Town	Berwyn
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19312
City Area Code	610
Local Phone Number	251-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	TGI
Security Exchange Name	NYSE
Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE